Long-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of ownership percentages of investee

	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2019	2018	treatment
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.72%	0.72%	Cost Method
BioHopeKing Corporation	7.13%	7.13%	Cost Method
BioFirst Corporation	16.14%	15.84%	Equity Method
Rgene	31.63%	31.62%	Equity Method

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2018	2017	treatment
Rgene Corporation	23.90%	N/A	Equity Method

Schedule of extent the investee relies

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene	Collaborating with the Company to develop and commercialize drugs

Name of related party	The extent the investee relies on the Company for its business
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of long-term investment

	March 31, 2019	December 31, 2018
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,147	$7,213
Genepharm Biotech Corporation	21,819	22,021
BioHopeKing Corporation	1,938,480	1,956,429
Sub total	1,967,446	1,985,663
Equity Method Investments, net
BioFirst Corporation	1,440,317	1,502,506
Rgene Corporation	-	-
Total	$3,407,763	$3,488,169

	December 31,	December 31,
	2018	2017
Equity Method Investments, net of impairment
Rgene Corporation	$-	N/A
Total	$-	N/A

Schedule of equity investments
	Three Months Ended Mar 31,
	2019	2018
	(Unaudited)
Share of equity method investee losses	$(66,205)	$(38,567)
Impairments	-	-
Total losses on equity investments	$(66,205)	$(38,567)

BioFirst [Member]
Schedule of balance sheets

	March 31, 2019	December 31, 2018
	(Unaudited)
Current Assets	$7,324,390	$7,551,898
Noncurrent Assets	1,639,340	1,608,460
Current Liabilities	1,805,325	1,648,206
Noncurrent Liabilities	36,502	-
Shareholders' Equity	7,121,903	7,512,152

Schedule of statements of operation

	Three Months Ended March 31,
	2019	2018
	(Unaudited)
Net sales	$10,334	$10,022
Gross profit	1,882	2,372
Net loss	(307,034)	(178,294)
Share of losses from investments accounted for using the equity method	(66,205)	(38,567)

Rgene [Member]
Schedule of balance sheets
	March 31, 2019	December 31, 2018
	(Unaudited)
Current Assets	$94,305	$98,168
Noncurrent Assets	39,541	14,779
Current Liabilities	292,588	261,685
Noncurrent Liabilities	11,424	-
Shareholders' Equity (Deficit)	(170,166)	(148,738)

Schedule of statements of operation
	Three Months Ended March 31,
	2019	2018
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(22,662)	(36,041)
Share of loss from investments accounted for using the equity method	-	-